Other assets and assets classified as held for sale	12 Months Ended
Dec. 31, 2020
Other assets and assets classified as held for sale [abstract]
Other assets and assets classified as held for sale
24	Other assets and assets classified as held for sale

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Prepayments	23,767	19,552
Prepayments to related parties	44,806	26,777

	68,573	46,329